Note 29 - Provisions - Reconciliation of Site Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Balance	$ 2,823	$ 3,159
Unwinding of discount (note 17)	109	132
Change in estimate	1,834	(468)
Balance	4,766	2,823
Balance	4,766	2,823
Provision for decommissioning, restoration and rehabilitation costs for Motapa [member]
Statement Line Items [Line Items]
Change in estimate	1,466	0
Provision for decommissioning, restoration and rehabilitation costs for Maligreen [member]
Statement Line Items [Line Items]
Change in estimate	152	0
Provision for decommissioning, restoration and rehabilitation costs for Motapa and Maligreen [member]
Statement Line Items [Line Items]
Change in estimate	1,618
Provision for decommissioning, restoration and rehabilitation costs for Motapa, Maligreen, and Bilboes [member]
Statement Line Items [Line Items]
Balance	135	135
Balance	6,219	135
Balance	6,219	135
Provision for decommissioning, restoration and rehabilitation costs for Bilboes Holdings [member]
Statement Line Items [Line Items]
Acquisition - (Bilboes) (note 5)	4,466	0
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance	2,958
Balance	10,985	2,958
Balance	10,985	2,958
Current	0	0
Non-current	$ 10,985	$ 2,958